Fee and commission expenses	12 Months Ended
Dec. 31, 2020
Fee and commission expenses
Fee and commission expenses

38. Fee and commission expenses

Fee and commission expenses comprises the amount of all fees and commissions paid or payable by the Bank in the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission expenses is as follows:

	2018	2019	2020

Credit and debit cards	3,680	4,095	2,741
Checks and others	26	31	43
Collections and transactional services	287	312	291
Fund management	1	1	1
Capital markets and securities activities	189	238	173
Financial advisory services	13	6	5
Correspondent services	614	723	791
Other fees and commissions	1,764	2,488	2,688
	6,574	7,894	6,733